SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

                   CREDIT SUISSE INSTITUTIONAL HIGH YIELD FUND

The following information supercedes certain information contained in the fund's Prospectus and Statement of Additional Information.

Effective on or about February 21, 2005, the Fund will change its name to "Credit Suisse Global High Yield Fund."

Dated:  February 4, 2005                                           CSISB-16-0205
                                                                   2005-006